UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Knighthead Capital Management, LLC

Address:   623 Fifth Avenue
           29th floor
           New York, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Wagner
Title:  Managing Member
Phone:  212-356-2900

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas Wagner                  New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      218,689
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Knighthead GP, LLC
----  --------------------  ----------------------------------------------------
2                           Thomas Wagner
----  --------------------  ----------------------------------------------------
3                           Ara Cohen
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERICAN CAP LTD             COM            02503Y103    37044  4900006 SH       DEFINED    1,2,3    4900006      0    0
CHEMTURA CORP                COM NEW        163893209    43789  2740248 SH       DEFINED    1,2,3    2740248      0    0
CLEARWATER PAPER CORP        COM            18538R103     3624    46282 SH       DEFINED    1,2,3      46282      0    0
ENERGY XXI (BERMUDA) LTD     COM            G10082140    13650   493315 SH       DEFINED    1,2,3     493315      0    0
GAMESTOP CORP NEW            CL A           36467W109     4233   185000 SH       DEFINED    1,2,3     185000      0    0
GENERAL MTRS CO              JR PFD CNV SRB 37045V209      271     5000 SH       DEFINED    1,2,3       5000      0    0
GRAHAM PACKAGING CO INC      COM            384701108    14336  1099399 SH       DEFINED    1,2,3    1099399      0    0
GRAPHIC PACKAGING HLDG CO    COM            388689101     4000  1028331 SH       DEFINED    1,2,3    1028331      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A           44930K108     6997  4665096 SH       DEFINED    1,2,3    4665096      0    0
ITT EDUCATIONAL SERVICES INC COM            45068B109     1274    20000 SH       DEFINED    1,2,3      20000      0    0
LINCOLN EDL SVCS CORP        COM            533535100     1895   122213 SH       DEFINED    1,2,3     122213      0    0
MERCER INTL INC              COM            588056101    10520  1357367 SH       DEFINED    1,2,3    1357367      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    11629   200805 SH       DEFINED    1,2,3     200805      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q 780097754     6992   465211 SH       DEFINED    1,2,3     465211      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S  780097739     6754   455102 SH       DEFINED    1,2,3     455102      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T  780097713    25130  1555097 SH       DEFINED    1,2,3    1555097      0    0
SOLUTIA INC                  COM NEW        834376501    11261   487896 SH       DEFINED    1,2,3     487896      0    0
TEMPLE INLAND INC            COM            879868107    15290   719854 SH       DEFINED    1,2,3     719854      0    0


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